Working Capital Detail (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Components Of Working Capital Detail [Abstract]
Components of Working Capital Detail
Working Capital Detail

(Millions)	2012	2011
Receivables
Trade - net(1)	$2,568	$2,512
Equity affiliates	22	28
Other - net	223	290
Total	$2,813	$2,830
Inventories(2)
Finished products	$980	$935
Work in process	144	144
Raw materials	443	414
Supplies	120	114
Total	$1,687	$1,607
Accounts payable and accrued liabilities
Trade creditors	$1,620	$1,612
Accrued payroll	459	414
Customer rebates	212	201
Other postretirement and pension benefits	103	108
Income taxes	71	51
Other	596	610
Total	$3,061	$2,996

(1)	Allowance for Doubtful Accounts equaled $77 million and $71 million as of December 31, 2012 and 2011, respectively.

(2)
Inventories valued using the LIFO method of inventory valuation comprised 36% and 35% of total gross inventory values as of December 31, 2012 and 2011, respectively. If the FIFO method of inventory valuation had been used, inventories would have been $243 million and $232 million higher as of December 31, 2012 and 2011, respectively. During the year ended December 31, 2012 and 2011, certain inventories accounted for on the LIFO method of accounting were reduced, which resulted in the liquidation of certain quantities carried at costs prevailing in prior years. The effect on earnings was income of $3.0 million and $0.9 million for the years ended December 31, 2012 and 2011, respectively.